Term Debt - Senior Subordinated Secured Note (Detail Textuals 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended							12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011 Chief Financial Officer	Jun. 30, 2011 Convertible Preferred stock Series C Preferred Stock Chief Financial Officer	Sep. 30, 2011 Note Purchase Agreement (the "Purchase Agreement")	Sep. 30, 2011 Note Purchase Agreement (the "Purchase Agreement") Common Stock	Jun. 30, 2011 Exchange Agreement (the "Exchange Agreement") Chief Financial Officer	Sep. 30, 2011 Exchange Agreement (the "Exchange Agreement") Common Stock	Jun. 30, 2011 Exchange Agreement (the "Exchange Agreement") Convertible Preferred stock Series C Preferred Stock	Jun. 30, 2011 Senior Subordinated Secured Note	Dec. 31, 2012 Senior Subordinated Secured Note	May 18, 2011 Senior Subordinated Secured Note Note Purchase Agreement (the "Purchase Agreement")	Jun. 15, 2011 Senior Subordinated Secured Note Advisory services agreement	May 18, 2011 Senior Subordinated Secured Note Advisory services agreement	Jun. 15, 2011 Senior Subordinated Secured Note Advisory services agreement Common Stock	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Chief Financial Officer	Sep. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Common Stock	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Common Stock	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Common Stock Chief Financial Officer	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Convertible Preferred stock Series C Preferred Stock	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Convertible Preferred stock Series C Preferred Stock Chief Financial Officer
Debt Instrument [Line Items]
Amount of note issued			$ 403,000		$ 6,023,000							$ 267,000		$ 4,000,000		$ 4,000,000
Interest rate																12.00%
Total cash received net of fees																3,700,000
Amount of cash paid																	80,000	150,000
Value of cash payment as settlement on merger									80,000										80,000
Fair value of common per shares (in dollars per share)										$ 2.30									$ 2.30
Number of common shares issued								128,667		25,000		116,100							25,000
Fair value of common shares										58,000									57,500					4,799,000
Reduction in loss on debt extinguishment									23,000										22,500
Number of shares issued (in shares)											49,000		1,286,667									505,000	49,000	1,286,667	128,667
Value of shares issued																						1,161,000
Market price per share (in dollars per share)																					$ 0	$ 2.30	$ 2.30	$ 3.73
Accrued interest					139,000	58,000	12,000							117,000
Number of protective anti-dilution rights issued																					105,700
Value of protective anti-dilution rights issued																					243,000
Contingent obligation, issuance of shares																					500,000
Accrued expenses	3,040,000		3,040,000		2,895,000	2,505,000														400,000
Percentage of shares issued of additional shares																				10.00%
Expense related to additional shares issued																							24,000
Number of additional shares issued																							10,400
Reduction in interest rate																				12.00%
Loss on debt extinguishment						$ (2,665,000)									$ 2,665,000					$ 2,665,000